Going Concern	12 Months Ended
Apr. 30, 2013
Going Concern
NOTE 2 - Going Concern

The Company is a development stage company and has not commenced planned principal operations. The Company has no revenues and has incurred a net loss of $42,102 for the year ended April 30, 2013 and a net loss of $86,653 for the period May 15, 2009 (inception) to April 30, 2013. In addition, the Company has a working capital deficiency of $16,467 and stockholders' deficiency of $85,393 at April 30, 2013. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any such required funds, if available, will be available on attractive terms or that they will not have a significant dilutive effect on the Company’s existing stockholders.

The accompanying financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt or equity or some combination thereof. On November 1, 2011, the Company began borrowing funds from P&G Holdings LLC., an entity of which Moses Gross, the Company’s CEO, has a 33% ownership interest under the terms of a note whereby the borrowing cannot exceed $126,275. As of April 30, 2013 the Company has an outstanding balance of $68,926 (see Note 7). There can be no assurances that the Company will be able to raise the additional funds it requires.